GOF SA-11 12/14

SUPPLEMENT DATED DECEMBER 15, 2014

TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

 OF

EACH OF THE LISTED FUNDS

Franklin Alternative Strategies Funds

Franklin K2 Alternative Strategies Fund

Franklin Pelagos Commodities Strategy Fund

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Insured Tax-Free Income Fund

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin California Tax-Exempt Money Fund

Franklin Custodian Funds

Franklin DynaTech Fund

Franklin Growth Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin ETF Trust

Franklin Short Duration U.S. Government ETF

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Conservative Allocation Fund

Franklin Corefolio Allocation Fund

Franklin Founding Funds Allocation Fund

Franklin Growth Allocation Fund

Franklin Moderate Allocation Fund

Franklin LifeSmartTM 2015 Retirement Target Fund

Franklin LifeSmartTM 2020 Retirement Target Fund

Franklin LifeSmartTM 2025 Retirement Target Fund

Franklin LifeSmartTM 2030 Retirement Target Fund

Franklin LifeSmartTM 2035 Retirement Target Fund

Franklin LifeSmartTM 2040 Retirement Target Fund

Franklin LifeSmartTM 2045 Retirement Target Fund

Franklin LifeSmartTM 2050 Retirement Target Fund

Franklin Multi-Asset Real Return Fund

Franklin Global Trust

Franklin Global Listed Infrastructure Fund

Franklin Global Real Estate Fund

Franklin International Growth Fund

Franklin International Small Cap Growth Fund

Franklin Large Cap Equity Fund

Franklin Emerging Market Debt Opportunities Fund

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Investors Securities Trust

Franklin Adjustable U.S. Government Securities Fund

Franklin Balanced Fund

Franklin Convertible Securities Fund

Franklin Equity Income Fund

Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Real Return Fund

Franklin Total Return Fund

Franklin Managed Trust

Franklin Rising Dividends Fund

Franklin Money Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin Mutual Recovery Fund

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund

Franklin Mutual European Fund

Franklin Mutual Financial Services Fund

Franklin Mutual Global Discovery Fund

Franklin Mutual International Fund

Franklin Mutual Quest Fund

Franklin Mutual Shares Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Real Estate Securities Trust

Franklin Real Estate Securities Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Biotechnology Discovery Fund

Franklin Flex Cap Growth Fund

Franklin Focused Core Equity Fund

Franklin Global Government Bond Fund

Franklin Growth Opportunities Fund

Franklin Natural Resources Fund

Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund

Franklin Strategic Income Fund

Franklin Tax-Free Trust

Franklin Alabama Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Double Tax-Free Income Fund

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Insured Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Templeton Global Trust

Templeton Hard Currency Fund

Franklin Templeton International Trust

Franklin India Growth Fund

Franklin Global Allocation Fund

Franklin World Perspectives Fund

Templeton Foreign Smaller Companies Fund

Franklin Templeton Money Fund Trust

Franklin Templeton Money Fund

Franklin Value Investors Trust

Franklin All Cap Value Fund

Franklin Balance Sheet Investment Fund

Franklin Large Cap Value Fund

Franklin MicroCap Value Fund

Franklin MidCap Value Fund

Franklin Small Cap Value Fund

Institutional Fiduciary Trust

Money Market Portfolio

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Foreign Fund

Templeton World Fund

Templeton Global Investment Trust

Templeton BRIC Fund

Templeton Emerging Markets Balanced Fund

Templeton Emerging Markets Small Cap Fund

Templeton Frontier Markets Fund

Templeton Global Balanced Fund

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Constrained Bond Fund

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

Templeton Institutional Funds

Emerging Markets Series

Foreign Equity Series

Foreign Smaller Companies Series

Global Equity Series

The Statement of Additional Information is amended as follows:

I.      For all Funds, except Franklin Alternative Strategies Funds, Franklin Mutual Series Funds, Franklin Mutual Recovery Fund, Franklin Managed Trust, Franklin Short Duration U.S. Government ETF, Franklin Value Investors Trust, Templeton China World Fund, Templeton Developing Markets Trust, Templeton Funds, Templeton Global Investment Trust, Templeton Global Opportunities Trust, Templeton Global Smaller Companies Fund, Templeton Growth Fund, Inc., Templeton Income Trust and Templeton Institutional Funds the “Officers and Trustees” section is revised to add the following:

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since October 2014	111	Avis Budget Group Inc. (car rental), Omnicom Group Inc. (advertising and marketing communications services) and H.J. Heinz Company (processed foods and allied products) (1998-2006)

Principal Occupation During at Least the Past 5 Years:

Founding Partner and Senior Managing Director, Strategic Investment Group (investment management group) (1987–present); director of various companies; and formerly, Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

II.     For all Funds, except Franklin Alternative Strategies Funds, Franklin Mutual Series Funds, Franklin Mutual Recovery Fund, Franklin Managed Trust, Franklin Short Duration U.S. Government ETF, Franklin Value Investors Trust, Templeton China World Fund, Templeton Developing Markets Trust, Templeton Funds, Templeton Global Investment Trust, Templeton Global Opportunities Trust, Templeton Global Smaller Companies Fund, Templeton Growth Fund, Inc., Templeton Income Trust and Templeton Institutional Funds the “Officers and Trustees – Board committees” section, first paragraph is revised as follows:

The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Fund’s independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Fund’s financial reports and internal controls. The Audit Committee is comprised of the following independent trustees of the Fund: Mary C. Choksi, Edith E. Holdiay, J. Michael Luttig, Larry D. Thompson, and John B. Wilson. The Nominating Committee is comprised of the following independent trustees of the Fund: Harris J. Ashton, Mary C. Choksi, Sam Ginn, Edith E. Holiday, J. Michael Luttig, Larry D. Thompson and John B. Wilson.

III.   For all Funds, except Franklin Alternative Strategies Funds, Franklin Mutual Series Funds, Franklin Mutual Recovery Fund, Franklin Managed Trust, Franklin Value Investors Trust, Templeton China World Fund, Templeton Developing Markets Trust, Templeton Funds, Templeton Global Investment Trust, Templeton Global Opportunities Trust, Templeton Global Smaller Companies Fund, Templeton Growth Fund, Inc., Templeton Income Trust and Templeton Institutional Funds the “Officers and Trustees – Trustee qualifications” section is revised as follows:

Information on the Fund’s officers and board members appears above including information on the business activities of board members during the past five years and beyond. In addition to personal qualities, such as integrity, the role of an effective Fund board member inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his or her duties and fiduciary obligations. The board believes that the specific background of each board member evidences such ability and is appropriate to his or her serving on the Fund’s board. As indicated, Harris J. Ashton, Frank A. Olson and Sam Ginn have each served as chief executive officers of New York Stock Exchange listed public corporations; Larry D. Thompson and Edith E. Holiday have legal backgrounds, including high level legal positions with departments of the U.S. government; John B. Wilson has served as chief operating officer of a New York Stock Exchange listed public corporation, as well as chief financial officer of a NASDAQ listed public corporation; J. Michael Luttig has fifteen years of judicial experience as a Federal Appeals Court Judge; Mary Choksi has an extensive background in asset management, including founding an investment management firm; and Gregory E. Johnson and Rupert H. Johnson, Jr. are both high ranking executive officers of Franklin Templeton Investments.

IV. For all Funds except Franklin Short Duration U.S. Government ETF, the “Buying and Selling Shares” section paragraph that begins with “For investors outside the U.S...” is revised as follows:

The Fund and other U.S. registered investment companies within the Franklin Templeton Investments fund complex are intended for sale to residents of the U.S., and, with very limited exceptions, are not registered or otherwise offered for sale in other jurisdictions.  The above restrictions are generally not applicable to sales in U.S. territories or to diplomatic staff members or members of the U.S. military with an APO or FPO address outside of the U.S.  Investors are responsible for compliance with tax, securities, currency exchange or other regulations applicable to redemption and purchase transactions in any state or jurisdiction to which they may be subject. Investors should consult with their financial intermediary and appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

In particular, the Fund is not registered in any provincial or territorial jurisdiction in Canada, and shares of the Fund have not been qualified for sale in any Canadian jurisdiction. Shares of the Fund may not be directly or indirectly offered or sold in any provincial or territorial jurisdiction in Canada or to or for the benefit of residents thereof. Prospective investors may be required to declare that they are not Canadian residents and are not acquiring shares on behalf of any Canadian residents.  If an investor becomes a Canadian resident after purchasing shares of the Fund, the investor will not be able to purchase any additional shares of the Fund (other than reinvestment of dividends and capital gains) or exchange shares of the Fund for other U.S. registered Franklin Templeton funds.

Similarly, the Fund is not registered, and shares of the Fund have not been qualified for distribution, in any member country of the European Union (EU) or European Economic Area (EEA). The shares offered by this prospectus may not be directly or indirectly offered or distributed in any such country.  If an investor becomes an EU or EEA resident after purchasing shares of the Fund, the investor will not be able to purchase any additional shares of the Fund (other than reinvestment of dividends and capital gains) or exchange shares of the Fund for other U.S. registered Franklin Templeton funds.

V. Effective January 1, 2015, for all Funds except the Franklin Short Duration U.S. Government ETF, the “Buying and Selling Shares – Dealer and financial intermediary compensation – Marketing support payments” section is replaced with the following:

Marketing support payments.     Distributors may make payments to certain dealers who are holders or dealers of record for accounts in one or more of the Franklin Templeton funds. A dealer's marketing support services may include business planning assistance, advertising, educating dealer personnel about Franklin Templeton funds and shareholder financial planning needs, placement on the dealer's list of offered funds, and access to sales meetings, sales representatives and management representatives of the dealer. Distributors compensates dealers differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing and educational activities provided by the dealer. Such compensation may include financial assistance to dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These payments may vary depending upon the nature of the event. Distributors will, on an annual basis, determine whether to continue such payments. In the case of any one dealer, marketing support payments will generally not exceed 0.05% of the total assets of Franklin Templeton mutual funds attributable to that dealer, on an annual basis. For a dealer exceeding $50 billion in total assets of Franklin Templeton mutual funds, Distributors may agree to marketing support payments up to 0.06% of such assets, on an annual basis.  Any assets held on behalf of Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph.

Distributors may also make marketing support payments to financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton funds, directly or indirectly, to certain Employer Sponsored Retirement Plans that have retained such financial intermediaries as plan service providers. Payments may be made on account of activities that may include, but are not limited to, one or more of the following: business planning assistance for financial intermediary personnel, educating financial intermediary personnel about Franklin Templeton funds, access to sales meetings, sales representatives, wholesalers, and management representatives of the financial intermediary, and detailed sales reporting. A financial intermediary may perform the services itself or may arrange with a third party to perform the services. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton equity or fixed income mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis. Distributors will, on an annual basis, determine whether to continue such payments.

Consistent with the provisions and limitations set forth in its Rule 12b-1 distribution plans, the Fund may reimburse Distributors for the cost of a portion of these marketing support payments.

Marketing support payments may be in addition to any servicing and other fees paid by Investor Services, as described further below and under “Management and Other Services - Shareholder servicing and transfer agent” above.

As noted below, Distributors may provide additional compensation to dealers and financial intermediaries, including dealers and financial intermediaries not listed below, related to transaction support and various dealer-sponsored events intended to educate financial advisers and their clients about Franklin Templeton funds.

The following list includes FINRA member firms (or, in some instances, their respective affiliates) that, as of March 14, 2014, Distributors anticipates will receive marketing support payments. Any firm indicated by an asterisk is eligible to receive marketing support payments up to a limit of 0.06% of the total assets of Franklin Templeton mutual funds attributable to that firm, on an annual basis.  In addition to member firms of FINRA, Distributors also makes marketing support payments, and Distributors' non-fund affiliates may make administrative services payments, to certain other financial intermediaries, such as banks, insurance companies, and plan administrators, that sell fund shares or provide services to Franklin Templeton funds and shareholders. These firms may not be included in this list. You should ask your financial intermediary if it receives such payments.

ADP Retirement Services, American Portfolios Financial Services, Inc., Ameriprise Financial Services, Inc., Ascensus, Inc., AXA Advisors, LLC, B.C. Ziegler and Company, BBVA Compass Investment Solutions, Inc., Benjamin F. Edwards & Company, Inc., Cadaret Grant & Co., Inc., Cambridge Investment Research, Inc., CCO Investment Services Corp., Cetera Advisors LLC, Cetera Advisor Networks LLC, Cetera Financial Specialists LLC, Cetera Investment Services LLC, Citigroup Global Markets Inc., Commonwealth Financial Network, CUNA Brokerage Services, Inc., CUNA Mutual Retirement Solutions, CUSO Financial Services, L.P., Daily Access Corporation, Edward D. Jones & Co., L.P. (dba Edward Jones)*, ePlan Services, Inc., ExpertPlan, Inc., Fidelity Investments Institutional Services Company, Inc., Fifth Third Securities, Inc., First Command Financial Planning, Inc., FSC Securities Corporation, Goldman, Sachs & Co., Great-West Retirement Services, Hartford Life Insurance Company, Hartford Securities Distribution Company, IFC Holdings Inc. D/B/A INVEST Financial Corporation, ING Financial Partners, Inc., ING Institutional Plan Services LLP, Investment Centers of America, Inc., J.J.B. Hilliard, W.L. Lyons LLC, J.P. Morgan Securities LLC, Janney Montgomery Scott LLC, John Hancock Distributors LLC, Legend Equities Corporation, Lincoln Financial Advisors Corporation, Lincoln Financial Securities Corporation, Lincoln Investment Planning, Inc., Lincoln Retirement Services Company LLC, LPL Financial Corporation, M&T Securities, Inc., Massachusetts Mutual Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith, Inc., Morgan Stanley Smith Barney LLC (dba Morgan Stanley), National Planning Corporation, Nationwide Financial Services, Inc., New York Life Retirement Plan Services, Newport Retirement Services, Inc., Northwestern Mutual Investment Services, LLC, PFS Investments Inc., PNC Investments LLC, Principal Financial Group, Putnam Investor Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets LLC, Richard D. Schubert, Inc., Robert W. Baird & Co., Inc., Royal Alliance Associates, Inc., SagePoint Financial, Inc., Santander Securities LLC, Securities America, Inc., Signator Investors, Inc., SII Investments, Inc., Sorrento Pacific Financial, LLC, Stifel, Nicolaus & Company, Incorporated, SunTrust Banks Inc., SunTrust Investment Services, Inc., TD Ameritrade Trust Company, TFS Securities, Inc., The Huntington Investment Company, The Investment Center, Inc., TIAA-CREF Individual & Institutional Services, LLC, Transamerica Advisors Life Insurance Company, Transamerica Retirement Solutions Corporation, UBS Financial Services, Inc., UBS Global Asset Management (US) Inc., UnionBanc Investment Services, LLC, U.S. Bancorp Investments, Inc., USI Consulting Group, Wells Fargo Advisors, LLC and Woodbury Financial Services, Inc.

Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed the above-stated limitation.

VI. For all Funds except Franklin Emerging Market Debt Opportunities Fund, Franklin Money Fund, Franklin Short Duration U.S. Government ETF, and Templeton Institutional Funds, the “Buying and Selling Shares” section “Contingent deferred sales charge” bullet point that begins with “Assets held in accounts managed by a state or federally regulated...” is deleted.

VII. For all Funds except Franklin Emerging Market Debt Opportunities Fund, Franklin Money Fund, Franklin Short Duration U.S. Government ETF, Franklin Templeton Money Fund, Tax-Free Funds and Templeton Institutional Funds, the “Buying and Selling Shares” section “Contingent deferred sales charge” bullet point that begins with “Sales of Class A shares purchased without...” is deleted.

VIII. For all Funds except Franklin Emerging Market Debt Opportunities Fund, Franklin Money Fund, Franklin Short Duration U.S. Government ETF, Tax-Free Funds and Templeton Institutional Funds, the “Buying and Selling Shares” section “Contingent deferred sales charge” bullet point that says “Redemptions by Employer Sponsored Retirement Plans” is deleted.

IX. For all Funds except the Franklin Emerging Market Debt Opportunities Fund, Franklin Short Duration U.S. Government ETF and Templeton Institutional Funds, the “Buying and Selling Shares-General Information” section paragraph that begins with “Clients of financial advisors whose firms have a Selling Agreement with Distributors” is deleted.

X. For Franklin Low Duration Total Return Fund and Franklin Total Return Fund, the following is added to the “Goals, Strategies and Risks – Additional Strategies” section on page 4:

•         credit index futures

•         inflation index swaps

XI. For Franklin Low Duration Total Return Fund and Franklin Total Return Fund, the second paragraph of the “Goals, Strategies and Risks – Derivative instruments - Futures contracts” section is revised as follows:

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices and debt securities, including U.S. government debt obligations. In certain types of futures contracts, the underlying reference instrument may be a swap agreement.  For more information about swap agreements generally, see “Swaps” below. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

XII. For Franklin Low Duration Total Return Fund and Franklin Total Return Fund, the following is added to the “Goals, Strategies and Risks – Derivative instruments” section:

Credit index futures. Credit index futures are exchange-traded contracts whereby a Fund agrees to buy or sell a specified quantity of an underlying credit default swap on an index at a specified price at a specified later date.  Like other futures contracts, credit index futures trade on centralized, regulated exchanges (requiring daily margining through a central clearinghouse).  Although some futures contracts by their terms require the actual delivery or acquisition of the underlying reference asset, credit index futures require cash settlement at maturity.  The purchase or sale of credit index futures will therefore allow a Fund to obtain long or short exposure to credit default swaps on indices without having to enter into the underlying swap agreements.  Credit index futures generally have the same uses and are subject to the same risks as futures contracts and credit default swaps, described herein.  For more information about credit default swaps specifically, see “Credit default swaps” below.

XIII. For Franklin Low Duration Total Return Fund and Franklin Total Return Fund, the third paragraph of the “Goals, Strategies and Risks – Derivative instruments - Risks of futures contracts” section is revised as follows:

The Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. Certain types of futures contracts that trade in markets with low volume (e.g., credit index futures) may not be as liquid as other futures contracts in more developed markets. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

XIV. For Franklin Low Duration Total Return Fund, Franklin Total Return Fund and Franklin Strategic Income Fund, the following is added to the “Goals, Strategies and Risks – Derivative instruments - Swaps” section:

Total return swaps.  Generally, a total return swap is an agreement between two parties, pursuant to which one pays (and the other receives) an amount equal to the total return (including, typically, income and capital gains distributions, principal prepayment or credit losses) of an underlying reference asset (e.g., a note, bond or securities index) in exchange for a regular payment, at a floating rate based on LIBOR, or alternatively at a fixed rate or the total rate of return on another financial instrument. A Fund may take either position in a total return swap (i.e., the Fund may receive or pay the total return on the underlying reference asset). A fixed income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high yield bonds or emerging market bonds). A fixed income total return swap is similar to other swaps, such as interest rate swaps where payment streams are exchanged between a fund and the counterparty.

Please keep this supplement with your Statement of Additional Information for future reference.